GOING CONCERN (Details Narrative) - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Deficit	$ (28,016)	$ (21,144)	$ (4,375)